FundX Investment Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

VIA EDGAR TRANSMISSION

July 7, 2022

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

    Re:    FundX Investment Trust (the “Trust”)
SEC File Numbers: 333-194652; 811-22951

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, FundX ETF and FundX Aggressive ETF, is Post-Effective Amendment No. 26 and Amendment No. 27 to the Trust’s Registration Statement on Form N-1A.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
for U.S. Bank Global Fund Services

Enclosures